Accumulated retained earnings - Schedule of reserves of subsidiaries based on the companies' contribution to the Group (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	€ 47,669	€ 49,196	€ 47,438
Restricted portion of reserves of subsidiaries	3,870	3,614	3,392
Banco Santander Brasil SA
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	14,512	14,663	14,325
Santander UK Group
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	8,700	8,358	8,558
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	5,684	5,437	4,753
Santander Consumer Finance Group
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	4,344	3,858	3,502
Banco Santander Chile
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	4,112	3,875	3,194
Banco Santander Argentina S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	2,813	2,527	2,318
Banco Santander Totta, S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	2,626	3,297	2,940
Santander Bank Polska
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	2,535	2,140	1,990
Santander Holdings USA, Inc.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	1,893	4,324	4,913
Santander Investment, S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	1,215	1,316	1,307
Santander Seguros y Reaseguros, Compañía Aseguradora, S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	1,044	1,050	869
Banco Santander International SA (former Banco Santander (Suisse) S.A)
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	346	310	277
Other companies and consolidation adjustments
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	€ (2,155)	€ (1,959)	€ (1,508)